Contracted concessional, PP&E and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Contracted concessional, PP&E and other intangible assets [Abstract]
Movements of contracted concessional, PP&E and other intangible assets
The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2023:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
Cost					Land	Technical installations	Total assets
Total as of January 1, 2023	818,170	2,787	8,845,151	120,308	137,767	938,799	10,862,982
Additions	-	-	27,531	4,409	62	50,805	82,807
Subtractions	-	-	-	(644)	-	(5,487)	(6,131)
Business combinations (Note 5)	-	-	-	4,486	-	1,565	6,051
Currency translation differences	5,025	(132)	84,060	4,756	1,515	19,847	115,071
Reclassification and other movements	(38,016)	-	348	17,632	-	(11,537)	(31,573)
Total cost, as of December 31, 2023	785,179	2,655	8,957,090	150,947	139,344	993,992	11,029,207

Depreciation, amortization and impairment	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
					Land	Technical installations	Total assets
Total as of January 1, 2023	(69,557)	-	(3,088,778)	(26,783)	-	(194,605)	(3,379,723)
Additions	-	-	(358,602)	(11,869)	-	(41,924)	(412,395)
Impairment charges	-	-	-	-	-	(16,079)	(16,079)
Reversal of impairment	13,378	-	-	-	-	-	13,378
Currency translation differences	(199)	-	(32,084)	(533)	-	(4,511)	(37,327)
Reclassification and other movements	-	-	-	372	-	6,834	7,206
Total depreciation, amortization and impairment, as of December 31, 2023	(56,378)	-	(3,479,464)	(38,813)	-	(250,285)	(3,824,940)

Total net book value, as of December 31, 2023	728,801	2,655	5,477,626	112,134	139,344	743,707	7,204,267
The following table shows the movements of assets included in the heading “Contracted Concessional, PP&E and other intangible assets” for 2022:

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
Cost					Land	Technical installations	Total assets
Total as of January 1, 2022	874,525	2,843	9,068,646	100,109	137,037	835,975	11,019,135
Additions	-	-	32,941	5,637	3,532	75,182	117,292
Subtractions	-	(57)	(499)	(1,510)	-	(8,495)	(10,561)
Business combinations (Note 5)	-	-	-	16,993	-	58,002	74,995
Currency translation differences	1,760	1	(258,735)	(4,446)	(2,802)	(21,090)	(285,312)
Reclassification and other movements	(58,115)	-	2,798	3,525	-	(775)	(52,567)
Total cost, as of December 31, 2022	818,170	2,787	8,845,151	120,308	137,767	938,799	10,862,982

	Financial assets under IFRIC 12	Financial assets under IFRS 16 (Lessor)	Intangible assets under IFRIC 12	Right of use assets under IFRS 16 (Lessee) and intangible assets under IAS 38	Property, plant and equipment under IAS 16
Depreciation, amortization and impairment					Land	Technical installations	Total assets
Total as of January 1, 2022	(62,889)	-	(2,769,345)	(21,578)	-	(143,755)	(2,997,567)
Additions	(6,560)	-	(357,401)	(6,865)	-	(43,414)	(414,240)
Impairment charges			(41,238)	-	-	(20,446)	(61,684)
Reversal of impairment	-	-	-	859	-	7,643	8,502
Currency translation differences	(108)	-	79,206	801	-	5,367	85,266
Total depreciation, amortization and impairment, as of December 31, 2022	(69,557)	-	(3,088,778)	(26,783)	-	(194,605)	(3,379,723)

Total net book value, as of December 31, 2022	748,613	2,787	5,756,373	93,525	137,767	744,194	7,483,259